Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

(a)	This caption was made up as follows:

	2025	2024
	S/(000)	S/(000)
Cash on hand	167	155
Cash at banks (b)	37,904	48,568
Short-term deposits (c)	15,500	24,000

	53,571	72,723

(b)	Cash at banks is denominated in local and foreign currency, are deposited in local and foreign bank and are freely available. The demand deposits interest yield is based on daily bank deposit rates.

(c)	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.